Average Annual Total Returns - Nuveen Virginia Municipal Bond Fund		Sep. 30, 2020	Sep. 29, 2020	Sep. 28, 2020
SPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	[1]	7.26%
5 Years	[1]	3.50%
10 Years	[1]	4.41%
Since Inception	[1]	4.12%
LipperVirginiaMunicipalDebtFundsCategoryAverage [Member]
Average Annual Return:
1 Year	[2]	6.40%
5 Years	[2]	2.77%
10 Years	[2]	3.40%
Since Inception	[2]	3.46%
Class A
Average Annual Return:
1 Year		3.08%
5 Years		2.56%
10 Years		3.73%
Since Inception
Inception Date		Mar. 27, 2086
Class A | After Taxes on Distributions
Average Annual Return:
1 Year				3.07%
5 Years				2.55%
10 Years				3.72%
Since Inception
Inception Date				Mar. 27, 2086
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			2.95%
5 Years			2.63%
10 Years			3.66%
Since Inception
Inception Date			Mar. 27, 2086
Class C2
Average Annual Return:
1 Year		6.96%
5 Years		2.87%
10 Years		3.61%
Since Inception
Inception Date		Oct. 04, 2093
Class I
Average Annual Return:
1 Year		7.74%
5 Years		3.65%
10 Years		4.39%
Since Inception
Inception Date		Feb. 03, 2097
Class C
Average Annual Return:
1 Year		6.77%
5 Years		2.62%
10 Years
Since Inception		3.42%
Inception Date		Feb. 10, 2014

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Virginia Municipal Debt Funds Category.